CHANGES IN ACCOUNTING POLICIES	12 Months Ended
Mar. 31, 2019
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
CHANGES IN ACCOUNTING POLICIES
CHANGES IN ACCOUNTING POLICIES
New and amended standards adopted by the Company
IFRS 15 - Revenue from contracts with customers
In May 2014, the IASB released IFRS 15 - Revenue from Contracts with Customers, which supersedes IAS 11 - Construction Contracts and IAS 18 - Revenue and related interpretations. The core principle of the new standard is to recognize revenue to depict fulfillment of performance obligations to customers in amounts that reflect the consideration to which the Company expects to be entitled in exchange for those goods or services. Revenue is recognized when, or as, the customer obtains control of the goods or services. The new standard also provides guidance for transactions that were not previously addressed comprehensively, improves guidance for multiple-element arrangements and enhances revenue related disclosures.

IFRS 15 was adopted effective April 1, 2018. The Company elected to implement the standard using the full retrospective method, which requires the restatement of the Company's 2018 results and an opening adjustment to equity as at April 1, 2017. The Company has also elected to use the following practical expedients:

–	No restatement for contracts that were completed as at, or prior to April 1, 2017;

–
Reflecting the aggregate effect of modifications to contracts that occurred prior to April 1, 2017 when identifying the satisfied and unsatisfied performance obligations and when determining the transaction prices to be allocated thereto; and

–	For all periods presented prior to April 1, 2018, the amount of the transaction price allocated to the remaining performance obligations or expected depletion of that amount will not be disclosed.

The Company has reviewed its revenue contracts to evaluate the effect of the new standard on CAE's revenue recognition practices. The adoption of the new standard had the following impacts:

–
Revenue recognition for certain performance obligations previously accounted for using the percentage-of-completion method no longer meet the requirements for revenue recognition over time. Revenue for these performance obligations are recognized upon completion. As the performance obligations for these devices are met and manufacturing advances, the costs to build are recognized as inventory;

–
Contracts in which the Company receives significant payment in advance now require a portion of the contract consideration to be allocated to a significant financing component, when certain criteria are met;

–	Identification of performance obligations for certain multiple-element arrangements is changed;

–
The Company previously presented contract assets and liabilities related to construction contracts in the contracts in progress accounts, while balances related to the sale of goods and services were presented in accrued receivables and deferred revenue. All contract balances, on a contract-by-contract basis, are now presented in contract assets or contract liabilities.

The cumulative effect of the impacts of adopting IFRS 15 are presented in the tables below:

Reconciliation of financial position

	April 1, 2017			March 31, 2018
As previously		IFRS 15		As previously	IFRS 15
(amounts in millions)	reported	Adjustments	As restated	reported	Adjustments	As restated
Assets
Cash and cash equivalents	$504.7	$—	$504.7	$611.5	$—	$611.5
Accounts receivable	548.4	(98.3)	450.1	568.4	(116.4)	452.0
Contracts in progress: assets	337.5	(337.5)	—	401.6	(401.6)	—
Contract assets	—	348.5	348.5	—	439.7	439.7
Inventories	416.3	132.7	549.0	375.3	140.8	516.1
Prepayments	63.8	—	63.8	50.0	—	50.0
Income taxes recoverable	25.6	—	25.6	40.7	—	40.7
Derivative financial assets	23.4	—	23.4	13.3	—	13.3
Total current assets	$1,919.7	$45.4	$1,965.1	$2,060.8	$62.5	$2,123.3
Property, plant and equipment	1,582.6	—	1,582.6	1,803.9	—	1,803.9
Intangible assets	944.0	—	944.0	1,055.6	—	1,055.6
Investment in equity
accounted investees	378.4	(2.6)	375.8	244.5	(1.8)	242.7
Deferred tax assets	42.8	0.1	42.9	60.9	0.3	61.2
Derivative financial assets	16.0	—	16.0	11.5	—	11.5
Other assets	471.3	—	471.3	482.0	—	482.0
Total assets	$5,354.8	$42.9	$5,397.7	$5,719.2	$61.0	$5,780.2

Liabilities and equity
Accounts payable and
accrued liabilities	$695.2	$(9.1)	$686.1	$669.6	$(2.7)	$666.9
Provisions	43.2	—	43.2	32.1	—	32.1
Income taxes payable	9.6	—	9.6	15.3	—	15.3
Deferred revenue	266.6	(255.2)	11.4	371.5	(361.5)	10.0
Contracts in progress:
liabilities	191.9	(191.9)	—	161.8	(161.8)	—
Contract liabilities	—	593.4	593.4	—	679.5	679.5
Current portion of
long-term debt	51.9	—	51.9	52.2	—	52.2
Derivative financial liabilities	15.5	—	15.5	18.1	—	18.1
Total current liabilities	$1,273.9	$137.2	$1,411.1	$1,320.6	$153.5	$1,474.1
Provisions	39.1	—	39.1	39.5	—	39.5
Long-term debt	1,203.5	—	1,203.5	1,208.7	—	1,208.7
Royalty obligations	138.5	—	138.5	140.8	—	140.8
Employee benefits obligations	157.7	—	157.7	200.6	—	200.6
Deferred gains
and other liabilities	217.8	—	217.8	229.9	—	229.9
Deferred tax liabilities	238.6	(25.6)	213.0	208.1	(23.4)	184.7
Derivative financial liabilities	4.7	—	4.7	4.4	—	4.4
Total liabilities	$3,273.8	$111.6	$3,385.4	$3,352.6	$130.1	$3,482.7
Equity
Share capital	$615.4	$—	$615.4	$633.2	$—	$633.2
Contributed surplus	19.4	—	19.4	21.3	—	21.3
Accumulated other
comprehensive income	193.7	(2.6)	191.1	262.3	(2.0)	260.3
Retained earnings	1,192.3	(66.1)	1,126.2	1,381.4	(67.1)	1,314.3
Equity attributable to equity
holders of the Company	$2,020.8	$(68.7)	$1,952.1	$2,298.2	$(69.1)	$2,229.1
Non-controlling interests	60.2	—	60.2	68.4	—	68.4
Total equity	$2,081.0	$(68.7)	$2,012.3	$2,366.6	$(69.1)	$2,297.5
Total liabilities and equity	$5,354.8	$42.9	$5,397.7	$5,719.2	$61.0	$5,780.2

Reconciliation of net income

		Year ended March 31, 2018
		As previously	IFRS 15
	reported	reported	Adjustments	As restated
Revenue		$2,830.0	$(6.5)	$2,823.5
Cost of sales		1,953.1	(7.5)	1,945.6
Gross profit		$876.9	$1.0	$877.9
Research and development
expenses		114.9	—	114.9
Selling, general and
administrative expenses		380.8	—	380.8
Other gains – net		(37.4)	—	(37.4)
After tax share in profit of equity
accounted investees		(42.4)	(0.8)	(43.2)
Operating profit		$461.0	$1.8	$462.8
Finance expense – net		76.2	1.0	77.2
Earnings before income taxes		$384.8	$0.8	$385.6
Income tax expense		29.1	1.8	30.9
Net income		$355.7	$(1.0)	$354.7
Attributable to:
Equity holders of the Company		$347.0	$(1.0)	$346.0
Non-controlling interests		8.7	—	8.7
Earnings per share attributable to
equity holders of the Company
Basic		$1.29	$—	$1.29
Diluted		$1.29	$(0.01)	$1.28

While the timing of contract revenue and profit recognition is impacted, there are no changes to cash flows.

IFRS 9 - Financial instruments
In July 2014, the IASB released the final version of IFRS 9 - Financial Instruments replacing IAS 39 - Financial Instruments: Recognition and Measurement. IFRS 9 incorporates all three aspects of the accounting for financial instruments: classification and measurement, impairment and hedge accounting.

IFRS 9 contains a new classification and measurement approach for financial assets that reflects the business model in which assets are managed and their cash flow characteristics. The new standard largely retains the existing requirements in IAS 39 for the classification and measurement of financial liabilities.

IFRS 9 replaces the ‘incurred loss’ model in IAS 39 with an ‘expected credit loss’ model. Specifically, the new standard requires entities to account for expected credit losses when financial instruments are first recognized and requires the recognition of expected credit losses on a timelier basis.

The new hedge accounting model is more principles-based and aligns hedge accounting more closely with risk management.

IFRS 9 was adopted retrospectively, with the initial application date as of April 1, 2018. The adoption of this standard had no significant financial impact on the consolidated financial statements of CAE.

New and amended standards not yet adopted by the Company
IFRS 16 - Leases
In January 2016, the IASB released IFRS 16 - Leases, which will replace IAS 17 - Leases and related interpretations. The new standard introduces a single lessee accounting model and eliminates the classification of leases as either operating or finance leases. It requires the lessee to recognize a right-of-use asset and a lease liability for substantially all leases. Lessors will continue to classify leases as operating leases or finance leases as IFRS 16 substantially carries forward the current lessor accounting requirements.

For the Company, IFRS 16 will be effective for the fiscal period beginning on April 1, 2019.

The Company expects to apply IFRS 16 using the modified retrospective approach. Under this approach, the comparative information will not be restated and the cumulative effect of initially applying IFRS 16 will be recognized in equity at the date of initial application, on April 1, 2019.

The Company has elected to apply the following transitional practical expedients:

–	Maintain previous assessment of whether a contract is, or contains, a lease at the date of initial application;

–	Use of hindsight when evaluating the lease term if a contract contains options to extend or terminate the lease;

–	Recognize short-term leases and leases of low value assets as a lease expense on a straight-line basis, consistent with current IAS 17 accounting;

–	Account for leases for which the remaining lease term ends within 12 months of the effective date as a short-term lease;

–	Adjust the right-of-use asset by the amount of the previously assessed IAS 37 onerous contract provision as an alternative to an impairment review;

–	Exclude initial direct costs from the measurement of the right-of-use asset at the date of initial application.

The Company expects to recognize new right-of-use assets and lease liabilities of approximately $230 million and $260 million, respectively. The change to the recognition, measurement and presentation requirements from the adoption of this standard will result in a decrease of the Company’s operating lease expense and an increase of its finance and depreciation expenses. The Company continues to assess the impact of adoption on deferred tax balances.

Refer to Note 26 for further details on the Company's future minimum lease payments under operating leases as at March 31, 2019.